Oct. 28, 2025
GMO Domestic Resilience ETF
Investment Objective
The GMO Domestic Resilience ETF (the “Fund”) seeks total return.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	0.00%
Other expenses[1]	0.00%
Total annual Fund operating expenses	0.50%

[1] Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$51	$160

1 Year	3 Years
$51	$160

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund had not commenced operations prior to the most recent fiscal year end, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing the Fund’s assets primarily in equities of U.S. companies that GMO believes will benefit from the shift away from globalization and the anticipated acceleration of onshoring vital technologies and industries.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in companies tied economically to the United States (see “Name Policies”).

In selecting securities for the Fund, GMO uses a combination of investment methods, typically considering both (1) systematic factors, based on profitability, profit stability, leverage, and other publicly available financial information, and (2) judgmental factors, based on GMO’s assessment of future profitability, capital allocation, growth opportunities, and sustainability against competitive forces. GMO also may rely on valuation methodologies, such as discounted cash flow analysis and multiples of price to earnings, revenues, book values or other fundamental metrics. At times, the Fund may have substantial exposure to a single asset class, industry, sector and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

The Fund also may invest in the GMO U.S. Treasury Fund, a mutual fund advised by GMO, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Performance Information

Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included. Updated performance information is available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.